September 5, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Premier GNMA Fund, Inc.
          1933 Act File No.: 2-95553
          1940 Act File No.: 811-04215
          CIK No.: 0000762156

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Class A, C, I, Y, Z and T shares Prospectuses for Dreyfus GNMA Fund and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 57 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 28, 2017.

Please address any comments or questions to my attention at (412) 236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal